Subsequent Events (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) $ / shares shares
Subsequent Events 1 | shares			250,000
Subsequent Events 2 | $ / shares			$ 0.14
Subsequent Events 3			252,000
Subsequent Events 4			$ 6,240
Subsequent Events 5 | shares			750,000
Subsequent Events 6 | $ / shares			$ 0.14
Subsequent Events 7			250,000
Subsequent Events 8			$ 16,000
Subsequent Events 9 | shares			114,286
Subsequent Events 10 | $ / shares			$ 0.14
Subsequent Events 11 | shares			56,250
Subsequent Events 12			$ 9,000
Subsequent Events 13			55,000
Subsequent Events 14			$ 12,500
Subsequent Events 15			605,000
Subsequent Events 16			$ 137,508
Subsequent Events 1 | shares		625,000
Subsequent Events 2		$ 93,750
Subsequent Events 3		100.00%
Subsequent Events 4		51.00%
Subsequent Events 5		49.00%
Subsequent Events 6		$ 70,000
Subsequent Events 7		5.00%
Subsequent Events 8		20
Subsequent Events 9 | shares		419,250
Subsequent Events 10		$ 69,736
Subsequent Events 11 | shares		427,687
Subsequent Events 12		$ 129,416
Subsequent Events 1	$ 6,733
Subsequent Events 2	$ 0.42
Subsequent Events 3 | shares	16,031
Subsequent Events 4 | shares	8,016
Subsequent Events 5	$ 0.60
Subsequent Events 6	14,634
Subsequent Events 7 | $ / shares	$ 0.82
Subsequent Events 8	$ 12,000
Subsequent Events 9 | shares	200,000
Subsequent Events 10	$ 0.83
Subsequent Events 11 | shares	250,000
Subsequent Events 12	$ 0.83
Subsequent Events 13	209,056
Subsequent Events 14	$ 0.82
Subsequent Events 15	95,857.20
Subsequent Events 16	$ 0.42
Subsequent Events 17 | shares	7,200
Subsequent Events 18 | shares	230,062
Subsequent Events 19	9,000
Subsequent Events 20	$ 0.14
Subsequent Events 21	125,400
Subsequent Events 22	$ 0.273
Subsequent Events 23	95,662
Subsequent Events 24	$ 0.60
Subsequent Events 25	$ 216,851
Subsequent Events 26 | shares	33,375
Subsequent Events 27	$ 0.2273
Subsequent Events 28	50,000
Subsequent Events 29	$ 0.295
Subsequent Events 30 | shares	324,191
Subsequent Events 31	$ 0.60